Schedule 1 - Condensed Parent Company Financial Statements (Condensed Statements of Comprehensive Income) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Gain on sale of utility systems									$ 468	$ (4)	$ 148
Total operating expenses									493,104	465,544	460,231
Operating income	$ 74,615	$ 95,072	$ 80,246	$ 71,167	$ 72,597	$ 95,058	$ 79,934	$ 66,770	321,100	314,359	301,662
Interest expense, net									76,536	76,397	77,316
Income (loss) before equity in earnings of subsidiaries and income taxes									216,752	239,103	224,104	$ 247,057	$ 207,265
Equity in earnings of subsidiaries									(35,177)	(3,989)	(2,665)
Provision for income taxes									14,962	25,219	21,233	65,220	67,590
Net income attributable to common shareholders	$ 28,434	$ 67,429	$ 57,382	$ 48,545	$ 66,815	$ 67,996	$ 55,569	$ 42,859	201,790	233,239	221,300	$ 196,563	$ 143,069
Comprehensive income									$ 201,689	$ 233,681	$ 221,531
Basic	$ 0.16	$ 0.38	$ 0.32	$ 0.27	$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 1.14	$ 1.32	$ 1.26	$ 1.13	$ 0.83
Diluted	$ 0.16	$ 0.38	$ 0.32	$ 0.27	$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 1.14	$ 1.31	$ 1.25	$ 1.12	$ 0.83
Basic									176,788	176,864	176,140
Diluted									177,517	177,763	176,814
Aqua America, Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Other income									$ 3,034	$ 4,228	$ 6,936
Operating expense and other expenses									1,440	627	2,941
Gain on sale of utility systems											(400)
Operating income									1,594	3,601	4,395
Interest expense, net									1,833	2,160	4,208
Other expense										443	139
Income (loss) before equity in earnings of subsidiaries and income taxes									(239)	998	48
Equity in earnings of subsidiaries									201,003	230,209	220,675
Income before income taxes									200,764	231,207	220,723
Provision for income taxes									(1,026)	(2,032)	(577)
Net income attributable to common shareholders									201,790	233,239	221,300
Comprehensive income									$ 201,689	$ 233,681	$ 221,531
Basic									$ 1.14	$ 1.32	$ 1.26
Diluted									$ 1.14	$ 1.31	$ 1.25
Basic									176,788	176,864	176,140
Diluted									177,517	177,763	176,814